Share-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs	$ 805	$ 739
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 3 months 18 days	1 year 3 months 18 days
Intrinsic value of options exercised	$ 495	$ 0	$ 743
Weight average fair value of options granted	$ 1.53	$ 2.00	$ 4.50
Fair value of options vested	$ 1,729	$ 1,071	$ 1,404
Allocated Share-based Compensation Expense	1,821	1,152	437
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	1,663	171	1,828
Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	158	1,323	1,391
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs	$ 224	$ 537
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 8 months 12 days	1 year 6 months
Allocated Share-based Compensation Expense	$ 402	$ 431	$ 377
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	12.50%